STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Status of Non-Vested Options) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shares
Non-vested, beginning balance	7,394,000	11,910,000
Granted	1,930,000	1,968,000
Cancelled		(4,640,000)
Vested	(5,451,000)	(1,844,000)
Exercised
Non-vested, ending balance	3,873,000	7,394,000
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.05	$ 0.051
Granted	$ 0.05	$ 0.043
Cancelled		$ 0.048
Vested	$ 0.05	$ 0.048
Exercised
Non-vested, ending balance	$ 0.05	$ 0.05